Stock-Based Compensation Programs - Compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation Programs
Share based compensation expense	$ 46.0	$ 35.0	$ 25.0
Expenses for share-based compensation arrangements, after tax	35.0	$ 22.0	$ 15.0
Unrecognized compensation cost related to nonvested share-based compensation arrangements	$ 89.0
Expected weighted-average period for recognition of unrecognized stock-based compensation costs	2 years 3 months 18 days
Special Acquisition Related Incentive Plan | Business consolidation and other activities
Stock-Based Compensation Programs
Share based compensation expense	$ 11.0